MORTGAGE LOANS ON REAL ESTATE - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) loanAgreement segment	Dec. 31, 2023 USD ($) loanAgreement	Dec. 31, 2022 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of portfolio segments | segment	2
Interest income recognized on loans in non-accrual status	$ 2,000,000	$ 2,000,000	$ 0
Loan-to-value ratio	75.00%
Mortgage loans modified	$ 260,000,000	$ 219,000,000	$ 115,000,000
Commercial mortgage loans:
Financing Receivable, Allowance for Credit Loss [Line Items]
Number commercial loans | loanAgreement	266	3